CONCENTRATION OF CREDIT RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK

16. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue.

	For the six months ended June 30,
	2023	2024
	(Unaudited)
Percentage of the Company’s total revenue
Customer A	56.8%	*
Customer B	13.5%	12.8%
Customer C	12.1%	20.2%
Customer D	*	14.9%
Customer K	*	13.3%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Percentage of the Company’s accounts receivable
Customer E	15.9%	12.4%
Customer F	15.1%	15.7%
Customer H	*	12.6%
Customer K	*	16.9%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the six months ended June 30,
	2023	2024
		(Unaudited)
Percentage of the Company’s total purchase
Supplier F	32.6%	*
Supplier G	*	11.0%
Supplier H	*	10.7%

There are no suppliers who represent 10% or more of the Company’s total accounts payable.

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

19. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit loss. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue.

	For the years ended December 31,
	2022	2023
Percentage of the Company’s total revenue
Customer A	19.5%	52.1%
Customer B	*	13.2%
Customer C	23.3%	11.4%
Customer D	13.9%	*

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2022	2023
Percentage of the Company’s accounts receivable
Customer A	20.2%	45.1%
Customer E	*	15.9%
Customer F	14.5%	15.1%
Customer D	23.4%	*
Customer G	10.5%	*

The following table sets forth a summary of single customer who represent 10% or more of the Company’s total advance from customers:

	As of December 31,
	2022	2023
Percentage of the Company’s advance from customers
Customer H	76.9%	77.6%
Customer I	*	11.3%
Customer J	11.4%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2022	2023
Percentage of the Company’s total purchase
Supplier A	*	24.0%
Supplier B	*	11.3%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2022	2023
Percentage of the Company’s accounts payable
Supplier B	*	11.6%
Supplier A	15.3%	*
Supplier C	11.8%	*

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

19.	CONCENTRATION OF CREDIT RISK - Continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total advance to supplier:

	As of December 31,
	2022	2023
Percentage of the Company’s advance to supplier
Supplier D	13.2%	*
Supplier C	14.5%	*
Supplier E	48.1%	*

*	Represent percentage less than 10%